Property and Equipment (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment (Textual)
Depreciation expense	$ 645,979	$ 684,686	$ 1,378,952	$ 1,435,098